SUPPLEMENTAL INFORMATION	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
SUPPLEMENTAL INFORMATION [Text Block]

NOTE 14 – SUPPLEMENTAL INFORMATION

(a)	Changes in working capital consisted of the following:

	Year ended December 31
	2017	2016	2015
	$	$	$
Changes in working capital:
Accounts receivable	284	1,530	(1,597)
Prepaids and deposits	(10)	12	110
Accounts payable and accrued liabilities	15	(758)	(530)
	289	784	(2,017)

Comprised of:
Operating activities	219	667	204
Investing activities	32	178	(2,289)
Financing activities	38	(61)	68
	289	784	(2,017)

Other cash flow information:
Cash paid for interest	480	596	417
Income taxes paid	-	-	-
(b)	Per share amounts:

Basic loss per share amounts has been calculated by dividing the net loss for the year attributable to the shareholders’ of the Company by the weighted average number of common shares outstanding. Stock options and share purchase warrants were excluded from the calculation. The basic and diluted net loss per share is the same as the stock options and share purchase warrants were anti-dilutive. The following table summarizes the common shares used in calculating basic and diluted net loss per common share:

	Year ended December 31,
	2017	2016	2015
Weighted average common shares outstanding
Basic	61,682,462	42,095,366	36,492,207
Diluted	61,682,462	42,095,366	36,492,207